Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 1,680,168	₩ 1,508,192
Less: non-current	(1,680,168)	(1,508,192)
Current	0	0
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	1,231,188	1,006,476
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	443,067	496,284
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 5,913	₩ 5,432